Other assets_Details of other assets (Details) $ in Thousands, ₩ in Millions	Jun. 30, 2018 KRW (₩)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 KRW (₩)
Other assests [Line Items]
Total	₩ 202,800	$ 182,406	₩ 158,404
Prepaid expenses
Other assests [Line Items]
Total	165,150		130,245
Advance payments
Other assests [Line Items]
Total	24,879		18,363
Non-operative assets
Other assests [Line Items]
Total	327		376
Others
Other assests [Line Items]
Total	₩ 12,444		₩ 9,420